Dividends (Tables)	12 Months Ended
Dec. 31, 2017
Dividends [Abstract]
Dividends
Following is a summary of our shareholder dividends that were declared in the last three years:

(millions, except per share amounts)			Amount
Dividend Type	Declared	Paid	Per Share	Total[1]
Annual – Variable	December 2017	February 2018	$1.1247	$655.1
Annual – Variable	December 2016	February 2017	0.6808	395.4
Annual – Variable	December 2015	February 2016	0.8882	519.2
[1] Based on an estimate of shares outstanding as of the record date. For the dividends declared in December 2016 and 2015, we paid $395.4 million and $519.0 million, respectively.